Fair Value Measurements - Fair Value and NAV (Details) - 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 661,940,345	$ 599,821,911
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	73,270,893	160,790,987
Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,797,658	22,839,172
Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	384,529	319,329
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	569,487,265	415,872,423
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	92,453,080	183,949,488
Fair Value, Inputs, Level 1 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	73,270,893	160,790,987
Fair Value, Inputs, Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	18,797,658	22,839,172
Fair Value, Inputs, Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	384,529	319,329
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 92,453,080	$ 183,949,488